Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Current Assets:
Cash and cash equivalents	$ 2,234	$ 3,209	$ 2,536
Restricted cash	201	50	50
Accounts receivable, net of allowances of $866, $354 and $374, respectively	186	1,195	1,143
Site equipment to be installed	1,132	1,090	2,539
Prepaid expenses and other current assets	336	526	517
Total current assets	4,089	6,070	6,785
Restricted cash, long-term		150	200
Operating lease right-of-use assets	44	2,101
Fixed assets, net	928	2,822	4,667
Software development costs, net of accumulated amortization of $2,878, $3,341 and $2,973, respectively	1,515	1,915	2,018
Deferred costs	152	274	424
Goodwill		696	667
Other assets	62	97	103
Total assets	6,790	14,125	14,864
Current Liabilities:
Accounts payable	397	835	271
Accrued compensation	116	588	572
Accrued expenses	385	490	444
Sales taxes payable		131	87
Income taxes payable	15	3	1
Current portion of long-term debt, net	1,620	2,739	1,000
Current portion of obligations under operating leases	28	409
Current portion of obligations under finance leases	24	21	45
Current portion of deferred revenue	377	460	1,267
Other current liabilities	233	419	337
Total current liabilities	3,195	6,095	4,024
Long-term debt	1,625		2,729
Long-term obligations under operating leases	18	2,891
Long-term obligations under finance leases	9	20	41
Long-term deferred revenue	1	2	30
Deferred rent			1,123
Other liabilities	11	26
Total liabilities	4,859	9,034	7,947
Shareholders' Equity
Series A 10% cumulative convertible preferred stock, $0.005 par value, $156 liquidation preference, 156 shares authorized, issued and outstanding at June 30, 2020, December 31, 2019 and 2018	1	1	1
Common stock, $0.005 par value, 15,000 shares authorized at June 30, 2020 and December 31, 2019; 2,938, 2,901 and 2875 shares issued at June 30, 2020, December 31, 2019 and 2018, respectively	15	14	14
Treasury stock, at cost, 10 shares at June 30, 2020, December 31, 2019 and 2018	(456)	(456)	(456)
Additional paid-in capital	136,837	136,721	136,552
Accumulated deficit	(134,706)	(131,457)	(129,394)
Accumulated other comprehensive income	240	268	200
Total shareholders' equity	1,931	5,091	6,917
Total liabilities and shareholders' equity	$ 6,790	$ 14,125	$ 14,864